FHLB Advances and Other Borrowings - Summary of Contractual Maturities of FHLB Advances and Other Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Banks [Abstract]
2027 and thereafter	$ 50,000	$ 50,000
Advances from Federal Home Loan Banks, Total	50,000	50,000	$ 70,000
2022 (nine months remaining)	1,000
2022		1,000
2027 and thereafter	80,507
Other Borrowings, Total	$ 81,507	$ 1,000